Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities Aggregated by Length of Time that Individual Securities have been in Continuous Unrealized Loss Position (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014		Mar. 31, 2013
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	¥ 11,353,525		¥ 5,625,850
Less than 12 months Gross unrealized losses, available-for-sale securities	17,511		3,821
12 months or more Fair value, available-for-sale securities	1,232,013		940,267
12 months or more Gross unrealized losses, available-for-sale securities	13,983		16,356
Total Fair value, available-for-sale securities	12,585,538		6,566,117
Total Gross unrealized losses, available-for-sale securities	31,494		20,177
Less than 12 months, Fair value, held-to-maturity securities	9,962		199,730
Less than 12 months Gross unrealized losses, held-to-maturity securities	40		82
12 months or more Fair value, held-to-maturity securities	199,670
12 months or more Gross unrealized losses, held-to-maturity securities	180
Total Fair value, held-to-maturity securities	209,632		199,730
Total Gross unrealized losses, held-to-maturity securities	220		82
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	102,904		90,832
Less than 12 months Gross unrealized losses, available-for-sale securities	2,348		1,429
12 months or more Fair value, available-for-sale securities	76,369
12 months or more Gross unrealized losses, available-for-sale securities	5,357
Total Fair value, available-for-sale securities	179,273	[1]	90,832	[2]
Total Gross unrealized losses, available-for-sale securities	7,705		1,429
Debt securities | Japanese government bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	10,526,182		5,059,495
Less than 12 months Gross unrealized losses, available-for-sale securities	2,871		1,520
12 months or more Fair value, available-for-sale securities	880,520		406,684
12 months or more Gross unrealized losses, available-for-sale securities	856		4,157
Total Fair value, available-for-sale securities	11,406,702		5,466,179
Total Gross unrealized losses, available-for-sale securities	3,727		5,677
Less than 12 months, Fair value, held-to-maturity securities	9,962		199,730
Less than 12 months Gross unrealized losses, held-to-maturity securities	40		82
12 months or more Fair value, held-to-maturity securities	199,670
12 months or more Gross unrealized losses, held-to-maturity securities	180
Total Fair value, held-to-maturity securities	209,632		199,730
Total Gross unrealized losses, held-to-maturity securities	220		82
Debt securities | Japanese local government bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	48,471		27,243
Less than 12 months Gross unrealized losses, available-for-sale securities	90		47
12 months or more Fair value, available-for-sale securities	12,730
12 months or more Gross unrealized losses, available-for-sale securities	16
Total Fair value, available-for-sale securities	61,201		27,243
Total Gross unrealized losses, available-for-sale securities	106		47
Debt securities | U.S. Treasury bonds and federal agency securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	66,865		69,168
Less than 12 months Gross unrealized losses, available-for-sale securities	2,865		36
12 months or more Fair value, available-for-sale securities	38,432
12 months or more Gross unrealized losses, available-for-sale securities	1,432
Total Fair value, available-for-sale securities	105,297		69,168
Total Gross unrealized losses, available-for-sale securities	4,297		36
Debt securities | Other foreign government bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	203,026		207,942
Less than 12 months Gross unrealized losses, available-for-sale securities	275		94
12 months or more Fair value, available-for-sale securities	7,654
12 months or more Gross unrealized losses, available-for-sale securities	180
Total Fair value, available-for-sale securities	210,680		207,942
Total Gross unrealized losses, available-for-sale securities	455		94
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	9,771		12,778
Less than 12 months Gross unrealized losses, available-for-sale securities	137		9
12 months or more Fair value, available-for-sale securities	78,938		122,363
12 months or more Gross unrealized losses, available-for-sale securities	1,570		2,122
Total Fair value, available-for-sale securities	88,709		135,141
Total Gross unrealized losses, available-for-sale securities	1,707		2,131
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	11,133		7,159
Less than 12 months Gross unrealized losses, available-for-sale securities	117		111
12 months or more Fair value, available-for-sale securities	43,170		122,588
12 months or more Gross unrealized losses, available-for-sale securities	1,300		3,417
Total Fair value, available-for-sale securities	54,303		129,747
Total Gross unrealized losses, available-for-sale securities	1,417		3,528
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	130,020		88,146
Less than 12 months Gross unrealized losses, available-for-sale securities	359		333
12 months or more Fair value, available-for-sale securities	60,230		222,516
12 months or more Gross unrealized losses, available-for-sale securities	2,925		4,955
Total Fair value, available-for-sale securities	190,250		310,662
Total Gross unrealized losses, available-for-sale securities	3,284		5,288
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	122,563		54,599
Less than 12 months Gross unrealized losses, available-for-sale securities	1,846		114
12 months or more Fair value, available-for-sale securities	33,960		65,417
12 months or more Gross unrealized losses, available-for-sale securities	347		1,689
Total Fair value, available-for-sale securities	156,523		120,016
Total Gross unrealized losses, available-for-sale securities	2,193		1,803
Equity securities (marketable)
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	132,590		8,488
Less than 12 months Gross unrealized losses, available-for-sale securities	6,603		128
12 months or more Fair value, available-for-sale securities	10		699
12 months or more Gross unrealized losses, available-for-sale securities			16
Total Fair value, available-for-sale securities	132,600		9,187
Total Gross unrealized losses, available-for-sale securities	¥ 6,603		¥ 144

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥105,208 million and ¥74,065 million, respectively, at March 31, 2014. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
[2]	Agency mortgage-backed securities presented in the above table represent U.S. agency securities. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government.